Securities Act Registration No. 333-21962

Investment Company Act Registration No. 811-138045

As filed with the Securities and Exchange Commission on March 7, 2012

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. __

[   ]

Post-Effective Amendment No. 14

[X]

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 15

[X]

(Check appropriate box or boxes.)

Epiphany Funds

(Exact Name of Registrant as Specified in Charter)

106 Decker Court

Suite 226

Irving, Texas  75062

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code:  (800) 944-4606

Samuel J. Saladino III

106 Decker Court

Suite 226

Irving, Texas  75062

 (Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215

Approximate date of proposed public offering:

It is proposed that this filing will become effective:

[_] Immediately upon filing pursuant to paragraph (b)

[X] On March 12, 2012 pursuant to paragraph (b)

 [_] 60 days after filing pursuant to paragraph (a)(1)

 [_] On (date) pursuant to paragraph (a)(1)

 [_] 75 days after filing pursuant to paragraph (a)(2)

 [_] On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[X]  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 11 to its Registration Statement until March 12, 2012.  Post-Effective Amendment No. 11 to the Trust’s Registration Statement relates to Epiphany FFV Latin America Fund.  Parts A, B and C of Registrant’s Post-Effective Amendment No. 11 under the Securities Act of 1933 and Amendment No. 12 under the Investment Company Act of 1940, filed on December 23, 2011, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 14 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cincinnati, State of Ohio, on the 7th day of March, 2012.

Epiphany Funds

By: /s/ Donald S. Mendelsohn

Donald S. Mendelsohn

Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration

 Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Kevin Wolf

Kevin Wolf

Treasurer (Principal Financial Officer/ Principal

Accounting Officer)

Robert J. Mitchell*

Trustee

Dr. William R. Reichenstein*

Trustee

Kenneth Dalton*

Trustee

Samuel J. Saladino, III*

President (Chief Executive Officer) and Trustee

* By /s/ Donald S. Mendelsohn

Donald S. Mendelsohn

Attorney-in-Fact

March 7, 2012